Impact on Regulatory Capital, RWA, and Leverage Exposure 2 Transitional rules (Detail) - Transitional rules [Member] € in Billions	Dec. 31, 2017 EUR (€)
Risk Weighted Assets [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 2 [Line Items]
Balance, beginning of period	€ 343
Changes from	0
DTA RWA / Change of Total Assets	1
SA RWA/ Lower Deductions	0
Balance, end of period	€ 344
Ratios, beginning of period	14.80%
Ratios, end of period	14.60%
Change in bps	(15)
Leverage Exposure [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 2 [Line Items]
Balance, beginning of period	€ 1,396
Changes from	0
DTA RWA / Change of Total Assets	0
SA RWA/ Lower Deductions	0
Balance, end of period	€ 1,396
Ratios, beginning of period	4.10%
Ratios, end of period	4.10%
Change in bps	(3)